Document and Entity Information	9 Months Ended
	Sep. 30, 2011	Oct. 31, 2011
Entity Information [Line Items]
Entity Registrant Name	MedPro Safety Products, Inc.
Entity Central Index Key	0001364896
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Document Type	10-Q
Document Period End Date	Sep. 30, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q3
Amendment Flag	false
Entity Common Stock, Shares Outstanding		13,052,737